Derivative Instruments (Details 10) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	$ (324,052)	$ (365,702)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,897,333)	(1,946,272)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(533,639)	(640,074)
Total notional amount	(2,755,024)	(2,952,048)
Fair value	(77,200)	(107,017)
Noninvestment-grade [Member]
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(148,434)	(150,122)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(702,638)	(806,139)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(197,330)	(273,059)
Total notional amount	(1,048,402)	(1,229,320)
Fair value	(59,939)	(90,410)
Investment-grade [Member]
Protection sold credit derivatives and credit related notes ratings/maturity profile [Abstract]
Protection sold credit derivatives and credit related notes ratings/maturity profile - less than one year	(175,618)	(215,580)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - from one to five years	(1,194,695)	(1,140,133)
Protection sold credit derivatives and credit-related notes ratings/maturity profile - more than five years	(336,309)	(367,015)
Total notional amount	(1,706,622)	(1,722,728)
Fair value	$ (17,261)	$ (16,607)